UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              S & E Partners, L.P.
Address:           660 Madison Avenue, 20th Floor
                   New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Craig Effron and Curtis Schenker
Title:             Principals
Phone:             212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron               New York, NY                  02/11/05
-------------------       -----------------------       ------------------

/s/ Curtis Schenker            New York, NY                  02/11/05
-------------------       -----------------------       ------------------
   [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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


                                                         Value      SHRS or  SH/ Put/ Investment    Other       Voting Authority
        Name of Issuer      Title of Class     Cusip    (x1000)     PRN AMT  PRN Call Discretion  Managers   Sole     Shared   None

AFC Enterprises                  common      00104Q107    1,186       50,000    SH       Sole                50,000
AFC Enterprises                  common      00104Q107    1,541       65,000    SH      Defined      01      65,000
Alexander & Bladwin              common      014482103   11,138      262,500    SH       Sole               262,500
Alexander & Bladwin              common      014482103   16,548      390,000    SH      Defined      01     390,000
Altria Group, Inc.               common      02209S103   42,770      700,000   Call      Sole               700,000
Altria Group Inc.                common      02209S103   62,395    1,021,200   Call     Defined      01   1,021,200
Aquila, Inc.                     common      03840P102    4,797    1,300,000    SH       Sole             1,300,000
Aquila, Inc.                     common      03840P102    6,421    1,740,000    SH      Defined      01   1,740,000
Arbor Realty Trust Inc.          common      038923108    2,454      100,000    SH       Sole               100,000
Arbor Realty Trust Inc.          common      038923108    3,190      130,000    SH      Defined      01     130,000
BankAmerica Corp                 common      060505104    5,219      111,060    SH       Sole               111,060
Block Buster                     common      093679108      954      100,000    SH       Sole               100,000
Block Buster                     common      093679108    1,240      130,000    SH      Defined      01     130,000
Cheniere Energy Inc              common      16411R208   13,536      212,500    SH       Sole               212,500
Cheniere Energy Inc              common      16411R208   19,269      302,500    SH      Defined      01     302,500
Ciena Corp                       common      171779101    2,373      710,400    SH       Sole               710,400
Clarus Corporation               common      182707109    2,399      266,500    SH       Sole               266,500
Clarus Corporation               common      182707109    3,191      355,000    SH      Defined      01     355,000
Compania de Telecom de Chile     common      204449300    1,236      110,000    SH      Defined      01     110,000
Excel Maritime Cariers Limited   common      V3267N107    2,508      105,600    SH       Sole               105,600
Excel Maritime Cariers Limited   common      V3267N107    3,285      138,300    SH      Defined      01     138,300
Fidelity National Financial Inc. common      316326107    7,079      155,000    SH       Sole               155,000
Fidelity National Financial Inc. common      316326107   10,344      226,500    SH      Defined      01     226,500
Footlocker, Inc                  common      344849104    6,733      250,000    SH       Sole               250,000
Footlocker, Inc                  common      344849104    8,752      325,000    SH      Defined      01     325,000
Fox Entertainment Group, Inc.    common      35138T107    1,094       35,000    SH       Sole                35,000
Fox Entertainment Group, Inc.    common      35138T107   15,161      485,000    SH      Defined      01     485,000
Fox Entertainment Group, Inc.    common      35138T107    8,753      280,000   Call      Sole               280,000
Fox Entertainment Group, Inc.    common      35138T107   10,413      333,100   Call     Defined      01     333,100
Freescal Semiconductor Class B   common      35687M206    6,885      375,000    SH       Sole               375,000
Freescal Semiconductor Class B   common      35687M206    9,685      527,500    SH      Defined      01     527,500
Freescale Semiconductor          common      35687M107   19,602    1,100,000    SH       Sole             1,100,000
Freescale Semiconductor          common      35687M107   28,557    1,602,500    SH      Defined      01   1,602,500
Guidant Corporation              common      401698105    7,210      100,000    SH       Sole               100,000
Guidant Corporation              common      401698105    9,373      130,000    SH      Defined      01     130,000
Hollywood Entertainment Corp.    common      436141105    1,636      125,000   Call      Sole               125,000
Hollywood Entertainment Corp     common      436141105    2,262      172,800   Call     Defined      01     172,800
Hudson Highland Group            common      443792106    1,806       62,700    SH       Sole                62,700
Hudson Highland Group            common      443792106    2,013       70,200    SH      Defined      01      70,200
ICU Medical Inc.                 common      44930G107    5,468      200,000    SH       Sole               200,000
ICU Medical Inc.                 common      44930G107    7,108      260,000    SH      Defined      01     260,000
Intermet Corp                    common      45881K104       70      225,000    SH       Sole               225,000
Intermet Corp                    common      45881K104      100      324,000    SH      Defined      01     324,000
International Steel Group        common      460377104    4,056      100,000    SH       Sole               100,000
International Steel Group        common      460377104    5,273      130,000    SH      Defined      01     130,000
ITC Deltacom Inc                 common      45031T401       72       42,000    SH       Sole                42,000
ITC Deltacom Inc                 common      45031T401       83       48,700    SH      Defined      01      48,700
Jameson Inns Inc.                common      470457102      788      400,000    SH       Sole               400,000
Jameson Inns Inc.                common      470457102    1,125      571,200    SH      Defined      01     571,200
Key Energy Servives Inc          common      492914106    5,900      500,000    SH       Sole               500,000
Key Energy Servives Inc          common      492914106    7,670      650,000    SH      Defined      01     650,000
Knight/Trimark Group Cl A        common      499063105    2,190      200,000    SH       Sole               200,000
Knight/Trimark Group Cl A        common      499063105    2,847      260,000    SH      Defined      01     260,000
Liberty Media Corporation        common      530718105    5,490      500,000    SH       Sole               500,000
Liberty Media Corporation        common      530718105    7,851      715,000    SH      Defined      01     715,000
McDermott Intl Inc               common      580037109    4,590      250,000    SH       Sole               250,000
McDermott Intl Inc               common      580037109    5,899      321,300    SH      Defined      01     321,300
McLeod USA Inc Cl A              common      582266706       10       13,513    SH       Sole                13,513
Microsoft Corporation            common      594918104    5,344      200,000    SH       Sole               200,000
Microsoft Corporation            common      594918104    6,947      260,000    SH      Defined      01     260,000
Mitsubihi Tokyo Fincl Group      common      606816106    2,044      200,000    SH       Sole               200,000
Mitsubihi Tokyo Fincl Group      common      606816106    4,119      403,000    SH      Defined      01     403,000
Mobile Telesystems               common      607409109    1,385       10,000    SH       Sole                10,000
Mobile Telesystems               common      607409109    1,939       14,000    SH      Defined      01      14,000
NDCHealth Corporation            common      639480102      930       50,000    Put      Sole                50,000
NDCHealth Corporation            common      639480102    1,208       65,000    Put     Defined      01      65,000
Neiman Marcus Group - Class B    common      640204301    4,659       69,750    SH       Sole                69,750
Neiman Marcus Group - Class B    common      640204301    6,543       97,950    SH      Defined      01      97,950
News Corporation - Class A       common      65248E104    9,797      525,000    SH       Sole               525,000
News Corporation - Class A       common      65248E104    9,797      525,000    SH      Defined      01     525,000
News Corporation - Class A       common      65248E104    3,032      162,500   Call      Sole               162,500
News Corporation - Class A       common      65248E104    5,925      317,500   Call     Defined      01     317,500
News Corporation Limited         common      652487703   16,061      836,500    SH      Defined      01     836,500
Nextel                           common      65332V103    3,001      100,000    SH       Sole               100,000
Nextel                           common      65332V103    3,901      130,000    SH      Defined      01     130,000
NRG Energy, Inc.                 common      629377102   10,815      300,000    SH       Sole               300,000
NRG Energy, Inc.                 common      629377102   14,431      400,300    SH      Defined      01     400,300
NTL Inc                          common      62940M104    7,296      100,000    SH       Sole               100,000
NTL Inc                          common      62940M104    9,485      130,000    SH      Defined      01     130,000
PeopleSoft, Inc.                 common      712713106    2,646       99,899    SH       Sole                99,899
Petroleo Brasileiro              common      71654v408    3,978      100,000    SH       Sole               100,000
Petroleo Brasileiro              common      71654v408    5,171      130,000    SH      Defined      01     130,000
Pfizer Inc                       common      717081103   23,407      870,460    SH       Sole               870,460
Pfizer Inc                       common      717081103      874       32,500    SH      Defined      01      32,500
Presstek Inc                     common      741113104    2,420      250,000    SH       Sole               250,000
Presstek Inc                     common      741113104    3,146      325,000    SH      Defined      01     325,000
Quality Distribution Inc         common      74756M102    2,118      250,700    SH       Sole               250,700
Quality Distribution Inc         common      74756M102    2,765      327,200    SH      Defined      01     327,200
Revlon Inc cl A                  common      761525500    2,703    1,175,000    SH       Sole             1,175,000
Revlon Inc cl A                  common      761525500    4,034    1,753,700    SH      Defined      01   1,753,700
Rhodia SA- Spons- Adr            common      762397107      675      250,000    SH       Sole               250,000
Rhodia SA- Spons- Adr            common      762397107      878      325,000    SH      Defined      01     325,000
SCO Group, Inc                   common      78403A106    1,375      325,000    SH       Sole               325,000
SCO Group, Inc                   common      78403A106    1,798      425,000    SH      Defined      01     425,000
Sears Corp                       common      812387108    5,103      100,000    SH       Sole               100,000
Sears Corp                       common      812387108    6,634      130,000    SH      Defined      01     130,000
Shaw Group Inc.                  common      820280105    3,570      200,000    SH       Sole               200,000
Shaw Group Inc.                  common      820280AC9    5,043      282,500    SH      Defined      01     282,500
Shaw Group Inc.                  common      820280105    5,355      300,000   Call      Sole               300,000
Shaw Group Inc.                  common      820280105    7,586      425,000   Call     Defined      01     425,000
Southern Union Company           common      844030106    3,597      150,000    SH       Sole               150,000
Southern Union Company           common      844030106    4,789      199,700    SH      Defined      01     199,700
Southern Union Company           common      844030106    1,259       52,500   Call      Sole                52,500
Southern Union Company           common      844030106    1,511       63,000   Call     Defined      01      63,000
Sprint Corp                      common      852061100    3,728      150,000    SH       Sole               150,000
Sprint Corp                      common      852061100    4,846      195,000    SH      Defined      01     195,000
SunGard Data Systems Inc.        common      867363103    5,666      200,000    SH       Sole               200,000
SunGard Data Systems Inc.        common      867363103    7,507      265,000    SH      Defined      01     265,000
Telewest Global Inc              common      87956t107    3,956      225,000    SH       Sole               225,000
Telewest Global Inc              common      87956t107    5,142      292,500    SH      Defined      01     292,500
TV Azteca ADR's                  common      901145102    9,252      900,000    SH       Sole               900,000
TV Azteca ADR's                  common      901145102   12,641    1,229,700    SH      Defined      01   1,229,700
Univision Communications         common      914906102    1,019       34,800    SH       Sole                34,800
US Airways Group Cl A            common      911905503       10        8,196    SH       Sole                 8,196
Vimpelcom SP ADR                 common      68370R109    2,711       75,000    SH       Sole                75,000
Vimpelcom SP ADR                 common      68370R109    3,614      100,000    SH      Defined      01     100,000
Yahoo Inc                        common      984332106    4,597      122,000    SH       Sole               122,000

                                        117             727,375


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                         117
Form 13F Information Table Value Total:                         $727,375
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number       Name

      01        28-04329                   Scoggin LLC


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